Document And Entity Information (USD $)	12 Months Ended
	Mar. 31, 2013	May 12, 2013	Jun. 30, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	BIO KEY INTERNATIONAL INC
Document Type	S-1
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding		87,182,348
Entity Public Float			$ 5,287,670
Amendment Flag	false
Entity Central Index Key	0001019034
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Smaller Reporting Company
Entity Well-known Seasoned Issuer	No
Document Period End Date	Mar. 31, 2013
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	FY